UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)
Mary H. Weiss, Esq.
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: September 30, 2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Driehaus International Discovery Fund
Schedule of Investments
September 30, 2006 (unaudited)

	Number
	Of	Market
	Shares	Value
EQUITY SECURITIES — 80.6%
EUROPE — 38.4%

Norway — 6.3%
Aker Kvaerner ASA	104,220	$9,261,729
Aker Yards AS	96,829	7,418,028
Pan Fish ASA**	3,658,000	2,880,844
Petroleum Geo-Services ASA**	181,649	8,850,609
Subsea 7, Inc.**	192,100	3,112,582
TGS Nopec Geophysical Co. ASA**	511,879	8,097,862

		39,621,654

Germany — 5.0%
Carl Zeiss Meditec AG	78,336	1,837,684
Hugo Boss AG	149,203	6,432,713
Kontron AG	23,917	300,551
MPC Muenchmeyer Petersen Capital AG	34,645	2,884,118
Rational AG	14,263	2,740,972
Thielert AG**	101,737	2,968,474
United Internet AG	560,476	7,711,245
Wincor Nixdorf AG	43,495	6,323,407

		31,199,164

United Kingdom — 4.5%
Carphone Warehouse PLC	962,175	5,535,178
Sage Group PLC	1,978,181	9,305,886
Tullow Oil PLC	1,066,709	7,529,618
Venture Production PLC**	432,917	5,994,162

		28,364,844

France — 3.5%
Groupe Steria SCA	35,475	1,889,337
Kaufman & Broad SA	6,338	375,726
Nexity	103,020	6,517,376
Silicon-On-Insulator Technologies**	336,720	9,735,124
Vallourec SA	14,616	3,408,380

		21,925,943

Denmark — 3.3%
Sydbank AS	236,350	8,702,565
Topdanmark AS**	88,800	12,263,170

		20,965,735

Finland — 3.3%
KCI Konecranes OYJ	493,350	9,365,148
Wartsila Corp. OYJ — B	274,300	11,130,470

		20,495,618

Sweden — 2.3%
Alfa Laval AB	291,050	9,770,310
Nobia AB	133,830	4,474,301

		14,244,611

Greece — 1.7%
Piraeus Bank SA	404,034	10,472,166

Luxembourg — 1.6%
Acergy SA**	571,091	9,756,481

Spain — 1.4%
Banco de Sabadell SA	248,114	8,916,385

Belgium — 1.4%
EVS Broadcast Equipment SA	51,503	2,867,047
Option NV**	275,098	5,546,542

		8,413,589

	Number
	Of	Market
	Shares	Value
Austria — 1.2%
Andritz AG	48,935	7,464,882

Turkey — 1.0%
Turkiye Sinai Kalkinma Bankasi AS**	3,301,820	6,017,183

Poland — 0.7%
TVN SA**	139,304	4,692,916

Netherlands — 0.7%
Koninklijke BAM Groep NV	256,362	4,531,627

Italy — 0.5%
Esprinet SpA	159,771	3,081,519
Prima Industries SpA	7,981	219,105

		3,300,624

Total EUROPE		240,383,422

FAR EAST — 38.2%

Japan — 23.9%
Creed Corp.	912	3,250,387
Disco Corp.	97,300	5,971,852
Fujimi, Inc.	108,900	3,079,162
Glory, Ltd.	359,800	6,975,170
Hamamatsu Photonics KK	187,600	5,749,096
Kenedix, Inc.	962	5,366,840
Makita Corp.	105,500	3,099,132
Micronics Japan Co., Ltd.	68,100	1,850,590
Miraca Holdings, Inc.	182,900	4,536,694
Mitsubishi Rayon Co., Ltd.	671,000	4,430,730
Nintendo Co., Ltd.	31,200	6,428,851
Nippon Electric Glass Co., Ltd.	203,000	4,476,741
NSD Co., Ltd.	68,800	2,801,507
Sawai Pharmaceutical Co., Ltd.	186,300	8,784,686
Stanley Electric Co., Ltd.	444,700	9,185,761
Star Micronics Co., Ltd.	472,300	8,976,199
Sumco Corp.	129,100	9,562,963
Suruga Bank, Ltd.	809,000	10,108,648
Taiyo Nippon Sanso Corp.	724,000	6,147,488
Toho Tenax Co., Ltd.**	452,000	3,252,487
Tokyo Electron, Ltd.	33,900	2,505,371
Tokyo Seimitsu Co., Ltd.	57,900	3,038,984
Towa Pharmaceutical Co., Ltd.	75,900	1,927,619
Unicharm Petcare Corp.	67,200	2,753,422
Urban Corp.	616,900	7,718,757
Ushio, Inc.	392,600	8,458,557
Yamaha Motor Co., Ltd.	356,100	9,435,708

		149,873,402

Singapore — 5.1%
Capitaland, Ltd.	2,674,000	8,502,251
Citiraya Industries, Ltd.**#	5,320,000	0
Cosco Corp., Ltd.	9,689,000	10,126,705
Keppel Corp., Ltd.	1,131,000	10,539,147
StarHub, Ltd.	2,030,571	2,876,616

		32,044,719

Australia — 3.7%
Jubilee Mines NL	1,024,312	7,786,892
WorleyParsons, Ltd.	243,615	3,050,317
Zinifex, Ltd.	1,379,596	12,081,518

		22,918,727

Taiwan — 3.6%
Catcher Technology Co., Ltd.	335,509	2,878,905
High Tech Computer Corp.	309,800	8,199,556
PixArt Imaging, Inc.	733,000	5,503,452
Taiwan Green Point Enterprises Co., Ltd.	2,324,000	6,031,622

		22,613,535

	Number
	Of	Market
	Shares	Value
China — 1.3%
Foxconn International Holdings, Ltd.**	883,500	2,721,724
Hunan Non-Ferrous Metal Corp., Ltd.**	12,073,000	5,113,938

		7,835,662

South Korea — 0.6%
Samsung Techwin Co., Ltd.	91,060	3,733,821

Total FAR EAST		239,019,866

NORTH AMERICA — 2.8%

Mexico — 1.5%
America Movil SA de CV — L — ADR	234,181	9,219,706

Canada — 1.3%
Algoma Steel, Inc.**	102,407	2,868,587
Gildan Activewear, Inc.**	108,871	5,292,820

		8,161,407

Total NORTH AMERICA		17,381,113

SOUTH AMERICA — 1.2%

Brazil — 1.2%
Lojas Renner SA	135,300	7,840,592

Total SOUTH AMERICA		7,840,592

Total EQUITY SECURITIES (Cost $444,532,027)		504,624,993

INVESTMENT COMPANY — 1.0%
FAR EAST — 1.0%

Australia — 1.0%
Australian Infrastructure Fund	3,770,387	6,154,060

Total INVESTMENT COMPANY (Cost $6,161,893)		6,154,060

EQUITY CERTIFICATE — 0.5%
FAR EAST — 0.5%

India — 0.5%
Bharat Heavy Electricals, Ltd. †	63,513	3,325,420

Total EQUITY CERTIFICATE (Cost $1,282,477)		3,325,420

TOTAL INVESTMENTS (COST $451,976,397)	82.1%	$514,104,473
Other Assets in Excess of Liabilities	17.9%	111,847,917

Net Assets	100.0%	$625,952,390

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$452,566,135

Gross Appreciation		$72,014,473
Gross Depreciation		(10,476,135)

Net Appreciation		$61,538,338

**	Non-income producing security

†	Restricted security – Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2006, the value of these restricted securities amounted to $3,325,420 or 0.5% of net assets.

     Additional information on the restricted security is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Bharat Heavy Electricals, Ltd	05/25/05 to 06/07/06	$1,282,477

ADR – American Depository Receipt

#	This security has been halted from trading since January 24, 2005 and is being valued at a fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds Board of Trustees.
For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Financial Statements.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2006 (unaudited)

	Number
	Of	Market
	Shares	Value
EQUITY SECURITIES — 89.7%
FAR EAST — 44.5%

South Korea — 14.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	234,520	$7,583,949
Daishin Securities Co., Ltd.	275,320	5,979,208
Dong-A Pharmaceutical Co., Ltd.	128,223	10,081,682
Hynix Semiconductor, Inc.**	196,840	7,759,188
Hyundai Engineering & Construction Co., Ltd.**	153,529	8,258,522
Korea Zinc Co., Ltd.	84,818	7,663,872
MegaStudy Co., Ltd.	46,071	5,209,614
NHN Corp.**	66,180	6,944,966
Shinhan Financial Group Co., Ltd.	191,410	8,627,357
Shinsegae Co., Ltd.	20,955	10,851,202
TSM Tech Co., Ltd.	284,311	5,107,833

		84,067,393

Taiwan — 10.6%
Asustek Computer, Inc.	1,530,500	3,593,016
Chong Hong Construction Co., Ltd.	3,185,523	8,854,690
Delta Electronics, Inc.	2,825,650	8,110,484
High Tech Computer Corp.	317,400	8,400,707
Largan Precision Co., Ltd.	204,600	4,191,217
Phison Electronics Corp.	1,416,351	6,996,706
Phoenix Precision Technology Corp.	2,422,000	3,219,820
Realtek Semiconductor Corp.	2,891,000	3,555,063
Shin Kong Financial Holding Co., Ltd.	9,256,755	8,516,299
Unimicron Technology Corp.	4,026,320	4,975,496

		60,413,498

China — 10.1%
Celestial NutriFoods, Ltd.**	3,862,500	3,745,160
China Mengniu Dairy Co., Ltd.	5,372,000	9,005,451
Focus Media Holding, Ltd. — ADR**	82,753	4,793,054
Golden Eagle Retail Group, Ltd.	10,275,000	6,357,043
Guangzhou R&F Properties Co., Ltd.	7,564,000	10,660,563
Hunan Non-Ferrous Metal Corp., Ltd.**	11,822,000	5,007,618
Lee & Man Paper Manufacturing, Ltd.	4,090,000	7,675,329
Zijin Mining Group Co., Ltd.	13,907,600	6,926,442
ZTE Corp.	943,600	3,488,243

		57,658,903

Indonesia — 3.3%
PT Bakrie Telecom Tbk**	252,855,000	4,933,756
PT Bank Rakyat Indonesia Tbk	17,373,500	9,228,200
PT Perusahaan Gas Negara Tbk	3,827,500	4,999,607

		19,161,563

Thailand — 2.7%
Aromatics Public Co., Ltd. — NVDR	4,576,300	4,050,631
Bank of Ayudhya Public Co., Ltd. — NVDR	12,858,900	5,887,743
BEC World Public Co., Ltd. — NVDR	12,527,700	5,669,397

		15,607,771

Philippines — 1.3%
Ayala Land, Inc.	26,535,900	7,534,102

Singapore — 1.3%
Citiraya Industries, Ltd.**#	2,216,000	0
Singapore Exchange, Ltd.	2,605,000	7,282,355

		7,282,355

Hong Kong — 0.5%
China Insurance International Holdings Co., Ltd.**	3,664,000	2,850,062

Total FAR EAST		254,575,647

	Number
	Of	Market
	Shares	Value
EUROPE — 18.4%

Russia — 6.6%
CTC Media, Inc.**	416,887	9,296,580
Lukoil — ADR	32,018	2,417,359
NovaTek OAO — GDR	154,712	7,696,922
Sberbank RF	3,266	7,119,880
Unified Energy System — GDR	72,074	5,261,402
X5 Retail Group NV — GDR**	322,092	6,393,526

		38,185,669

United Kingdom — 3.7%
Amdocs, Ltd.**	233,200	9,234,720
Cairn Energy PLC**	135,354	4,726,456
Tullow Oil PLC	1,046,103	7,384,166

		21,345,342

Austria — 2.2%
Raiffeisen International Bank Holding AG	120,027	12,784,859

Poland — 1.8%
Grupa Lotos SA**	258,378	3,819,999
TVN SA**	185,107	6,235,942

		10,055,941

Turkey — 1.7%
Dogus Otomotiv Servis ve Ticaret AS	900,155	4,190,223
Turkiye Sinai Kalkinma Bankasi AS**	3,111,793	5,670,881

		9,861,104

Kazakhstan — 1.3%
Kazakhmys PLC	334,574	7,191,504

Luxembourg — 1.1%
Orco Property Group	49,590	6,175,090

Total EUROPE		105,599,509

SOUTH AMERICA — 11.3%

Brazil — 11.3%
All America Latina Logistica SA	368,100	2,878,030
Aracruz Celulose SA — ADR	140,410	6,988,206
Cyrela Brazil Realty SA	538,130	9,154,868
Gol-Linhas Aereas Inteligentes SA — ADR	331,064	11,372,048
Localiza Rent-a-Car SA	385,500	7,996,160
Natura Cosmeticos SA	460,900	5,659,766
Net Servicos de Comunicacao SA (Pref.)**	1,295,066	11,644,456
Petroleo Brasileiro SA — ADR	78,600	6,589,038

		62,282,572

Peru — 0.4%
Credicorp, Ltd.	57,700	2,422,246

Total SOUTH AMERICA		64,704,818

NORTH AMERICA — 8.2%

Mexico — 6.8%
America Movil SA de CV — L — ADR	294,645	11,600,174
Fomento Economico Mexicano SA de CV — ADR	111,100	10,770,034
Grupo Aeroportuario del Pacifico SA de CV — ADR	249,300	8,476,200
Urbi Desarrollos Urbanos SA de CV**	2,740,328	7,714,494

		38,560,902

Canada — 1.4%
Petrolifera Petroleum, Ltd.**	436,190	8,156,002

Total NORTH AMERICA		46,716,904

	Number
	Of	Market
	Shares	Value
AFRICA — 5.9%

South Africa — 5.9%
Foschini, Ltd.	730,462	4,314,075
MTN Group, Ltd.	453,527	3,668,394
Murray & Roberts Holdings, Ltd.	1,153,055	4,737,315
Nedbank Group, Ltd.	419,815	6,155,400
Sappi, Ltd.	585,132	7,534,314
Sasol, Ltd.	232,527	7,642,679

		34,052,177

Total AFRICA		34,052,177

MIDDLE EAST — 1.4%

Egypt — 1.4%
Orascom Telecom Holding SAE — GDR	145,826	8,053,970

Total MIDDLE EAST		8,053,970

Total EQUITY SECURITIES (Cost $413,272,071)		513,703,025

EQUITY CERTIFICATES — 4.5%
FAR EAST — 4.5%

India — 4.5%
Cipla, Ltd. †	1,318,057	7,547,194
Jaiprakash Associates, Ltd. †	953,797	9,904,514
Suzlon Energy, Ltd. †	298,671	8,054,022

		25,505,730

Total EQUITY CERTIFICATES (Cost $20,839,928)		25,505,730

TOTAL INVESTMENTS (COST $434,111,999)	94.2%	$539,208,755

Other Assets in Excess of Liabilities	5.8%	33,497,610

Net Assets	100.0%	$572,706,365

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$436,791,598

Gross Appreciation		$107,407,321
Gross Depreciation		(4,990,164)

Net Appreciation		$102,417,157

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2006, the value of these restricted securities amounted to $25,505,730 or 4.5% of net assets.

Additional information on each restricted security is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Cipla, Ltd	07/15/05 to 08/14/06	$6,121,275
Jaiprakash Associates, Ltd	08/05/05 to 09/06/06	$7,852,278
Suzlon Energy, Ltd	01/24/06 to 09/18/06	$6,866,375

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

#	This security has been halted from trading since January 24, 2005 and is being valued at a fair value as determine in good faith by or under the direction of the Driehaus Mutual Funds Board of Trustees.
For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Financial Statements.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, President
(principal executive officer)

Date	November 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, President
(principal executive officer)

Date	November 10, 2006

By (Signature and Title)*	/s/ Michelle L. Cahoon

Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	November 10, 2006

*	Print the name and title of each signing officer under his or her signature.